TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of trade and other accounts payables & accrued liabilities - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade and other accounts payables	$ 1,671,304	$ 1,279,976
Accrued liabilities at the reporting date	551,570	394,327
Total trade and other accounts payables	$ 2,222,874	$ 1,674,303	$ 498,832	$ 1,668,612	$ 359,391